Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, as filed with the SEC on March 9, 2026. The interim results for the three and six months ended June 30, 2026 are not necessarily indicative of the results to be expected for the year ending December 31, 2026 or for any future periods.

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, MAC I Merger Sub Inc. All intercompany transactions have been eliminated.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, as amended, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that, when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the accompanying unaudited condensed consolidated financial statements with another public company that is neither an (i) emerging growth company nor (ii) emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the accompanying unaudited condensed consolidated financial statements in conformity with GAAP requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses at the date of the accompanying unaudited condensed consolidated financial statements. Actual results could differ from those estimates.

Making estimates requires Management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the accompanying unaudited condensed consolidated financial statements, which Management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $2,068 and $32,075 in cash and no cash equivalents as of June 30, 2026 and December 31, 2025, respectively.

Marketable Securities and Cash Held in Trust Account

At June 30, 2026 and December 31, 2025, substantially all of the assets held in the Trust Account were held in money market funds that were invested in Treasury securities. The Company accounts for its marketable securities as trading securities under FASB ASC Topic 320, “Investments — Debt and Equity Securities,” where securities are presented at fair value on the accompanying condensed consolidated balance sheets. Trading securities are presented on the accompanying condensed consolidated balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in the Trust Account are included in dividends and interest earned on marketable securities and cash held in Trust Account in the accompanying unaudited condensed consolidated statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information. Fair values of these investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets.

Everli Notes

On May 30, 2025, the Company entered into a secured promissory note and pledge agreement (the “First Everli Note”) with Everli and a certain stockholder of Everli (the “Pledging Stockholder”) for a principal amount of up to $300,000. The First Everli Note bears interest at an annual compounded rate of 17.5% and was secured by a continuing security interest in all of Everli’s and its subsidiaries’ property and assets, and a pledge of equity interests by the Pledging Stockholder as collateral. The principal and accrued interest of the First Everli Note was due and payable on the earliest of: (i) July 29, 2025, if the Term Sheet (as defined in the First Everli Note) was terminated by the Company in its sole discretion; (ii) five (5) business days after any other termination of the Term Sheet in accordance with the terms thereof; (iii) five (5) business days after the termination of a definitive agreement for a Business Combination transaction involving the Company and Everli; and (iv) five (5) business days after Everli’s receipt of at least an aggregate of $5,000,000 in proceeds under a $10 million senior secured convertible loan as contemplated under the Term Sheet.

On August 18, 2025, the First Everli Note was amended and restated to, among other things, amend the principal amount of the First Everli Note to $1,000,000, including an original issue discount (an “OID”) of ten percent (10%). On September 12, 2025, the First Everli Note was amended by the first amendment to increase the principal amount to up to $1,250,000. On September 29, 2025, the First Everli Note was amended by the second amendment to increase the principal amount to up to $3,250,000. On March 30, 2026, the First Everli Note was amended by the third amendment to increase the principal amount to up to $3,611,111.

On October 21, 2025, Everli entered into a secured promissory note and pledge agreement in the principal amount of up to $7,500,000 issued to Melar Capital Group LLC, an affiliate of the Sponsor (“MCG”), by Everli (the “Second Everli Note,” and together with the First Everli Note, the “Everli Notes”) for the aggregate principal amount of $7,500,000, which includes a $750,000 OID. The Second Everli Note bears interest at 17.5% per annum and is secured by the assets of Everli and its subsidiaries. The principal under the Everli Notes satisfied the $10,000,000 Bridge Financing (as defined in the Everli Merger Agreement) requirement as provided in the Everli Merger Agreement. The principal and accrued interest of the Second Everli Note shall be due and payable on the twelfth-month anniversary of the issuance date of the note. MCG has a right to convert any outstanding balance under the Second Everli Note into fully paid and nonassessable shares of Melar’s Class A Common Stock at a rate set forth in the Second Everli Note at any time or times on or after the Everli Business Combination. The Company is a signatory to the Second Everli Note to acknowledge, among other things, the conversion right and the parity of the security interest granted under the First Everli Note and the security interest granted under the Second Everli Note. The Second Everli Note creates no direct financial obligation or an off-balance sheet arrangement for us.

As of June 30, 2026 and December 31, 2025, Everli had borrowed $3,250,000 (via cash borrowings and the payment of multiple invoices by the Company for Everli), under the First Everli Note, as amended, and had an outstanding balance (including interest) of $4,120,066 and $3,805,862, respectively, on the accompanying condensed consolidated balance sheets.

The Company complies with the requirements of FASB ASC Topic 835, “Interest,” (“ASC 835”) and reports accrued interest and the amortization of the original issue discounts on the accompanying unaudited condensed consolidated statements of operations as “interest due from Everli” and reports the loan amount and unpaid interest as “due from Everli” on the accompanying condensed consolidated balance sheets. For the three and six months ended June 30, 2026, the Company recognized $157,970 and $314,204, respectively, in amortized OID and accrued interest on the accompanying unaudited condensed consolidated statements of operations. For the three and six months ended June 30, 2025, the Company recognized $2,540 in accrued interest on the accompanying unaudited condensed consolidated statements of operations.

Offering Costs

The Company complies with the requirements of the FASB ASC Topic 340-10-S99, “Accounting for Offering Costs,” and SEC Staff Accounting Bulletin Topic 5A, “Expenses of Offering.” Offering costs consist principally of professional and registration fees that are related to the Initial Public Offering. FASB ASC Topic 470-20, “Debt with Conversion and Other Options,” addresses the allocation of proceeds from the issuance of convertible debt into its equity and debt components. The Company applied this guidance to allocate Initial Public Offering proceeds from the Units between Public Shares and Public Warrants, using the relative fair value method by allocating Initial Public Offering proceeds first to assigned value of the Public Warrants and then to the Public Shares. Offering costs allocated to the Public Shares were charged to temporary equity. Offering costs allocated to the Warrants were charged to shareholders’ deficit. After Management’s evaluation, the Warrants were accounted for under equity treatment.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC Topic 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying condensed consolidated balance sheets, primarily due to its short-term nature.

Net Income per Ordinary Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of ordinary shares, (i) redeemable Class A Ordinary Shares and (ii) non-redeemable Class A Ordinary Shares and Class B Ordinary Shares. Income and losses are shared pro rata between the two classes of Ordinary Shares. This presentation assumes a Business Combination as the most likely outcome. Net income per Ordinary Share is calculated by dividing the net income by the weighted average Ordinary Shares outstanding for the respective period.

The calculation of diluted net income per Ordinary Share does not consider the effect of the Warrants issued in connection with the Initial Public Offering, 1,500,000 Conversion Warrants that may be issued upon conversion of the Working Capital Loan or the Private Placement to purchase an aggregate of 5,000,000 Class A Ordinary Shares in the calculation of diluted income per Ordinary Share, because their exercise is contingent upon future events. Accretion associated with the redeemable Class A Ordinary Shares is excluded from earnings per Ordinary Share as the redemption value approximates fair value. At June 30, 2026 and December 31, 2025, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into Ordinary Shares and then share in the earnings of the Company.

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per Ordinary Share for each class of Ordinary Shares:

	For the Three Months Ended June 30, 2026		For the Six Months Ended June 30, 2026
	Redeemable Class A	Non- Redeemable Class A and Class B	Redeemable Class A	Non-Redeemable Class A and Class B
Basic and diluted net income per Ordinary Share:
Numerator:
Allocation of net income	$513,939	$206,231	$1,089,931	$408,500
Denominator:
Weighted average Ordinary Shares outstanding	14,009,438	5,621,622	14,999,220	5,621,622
Basic and diluted net income per Ordinary Share	$0.04	$0.04	$0.07	$0.07
	For the Three Months Ended June 30, 2025		For the Six Months Ended June 30, 2025
	Redeemable Class A	Non- Redeemable Class A and Class B	Redeemable Class A	Non- Redeemable Class A and Class B
Basic and diluted net income per Ordinary Share:
Numerator:
Allocation of net income	$1,151,616	$404,622	$2,320,811	$815,420
Denominator:
Weighted average Ordinary Shares outstanding	16,000,000	5,621,622	16,000,000	5,621,622
Basic and diluted net income per Ordinary Share	$0.07	$0.07	$0.15	$0.15

Income Taxes

The Company accounts for income taxes under FASB ASC Topic 740, “Income Taxes” (“ASC 740”), which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statements and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statements recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. Management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of June 30, 2026 and December 31, 2025, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the accompanying unaudited condensed consolidated statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the accompanying condensed consolidated balance sheets as current or non-current based on whether or not net cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date. The Over-Allotment Option was deemed to be a freestanding financial instrument indexed on the contingently redeemable Public Shares and was accounted for as a liability pursuant to ASC 480.

Warrant Instruments

The Company accounts for Warrants as either equity — classified or liability — classified instruments based on an assessment of the Warrant’s specific terms and applicable authoritative guidance in ASC 480 and ASC 815. The assessment considers whether the Warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the Warrants meet all of the requirements for equity classification under ASC 815, including whether the Warrants are indexed to the Ordinary Shares and whether the Warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of Warrant issuance and as of each subsequent quarterly period end date while the Warrants are outstanding.

For issued or modified Warrants that meet all of the criteria for equity classification, the Warrants are required to be recorded as a component of additional paid — in capital at the time of issuance. For issued or modified Warrants that do not meet all the criteria for equity classification, the Warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Accordingly, as of the date of issuance, the Company evaluated and classified the Warrant instruments under equity treatment at its assigned fair value.

Class A Ordinary Shares Subject to Possible Redemption

The Public Shares contain a redemption feature that allows for the redemption of such Public Shares in connection with the Company’s liquidation, or if there is a shareholder vote or tender offer in connection with the initial Business Combination. In accordance with FASB ASC Topic 480-10-S99, “Distinguishing Liabilities from Equity,” the Company classifies Class A Ordinary Shares subject to redemption outside of permanent deficit as the redemption provisions are not solely within the control of the Company. The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable shares to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable Class A Ordinary Shares resulted in charges against additional paid-in capital (to the extent available) and an accumulated deficit. Accordingly, as of June 30, 2026 and December 31, 2025, Class A Ordinary Shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the accompanying condensed consolidated balance sheets. As of June 30, 2026 and December 31, 2025, the Class A Ordinary Shares subject to redemption reflected in the accompanying condensed consolidated balance sheets are reconciled in the following table:

	Shares	Amount
Class A Ordinary Shares subject to possible redemption, December 31, 2024	16,000,000	$164,407,016
Plus:
Accretion of carrying value to redemption value	—	6,998,961
Class A Ordinary Shares subject to possible redemption, December 31, 2025	16,000,000	171,405,977
Plus:
Accretion of carrying value to redemption value	—	1,513,878
Class A Ordinary Shares subject to possible redemption, March 31, 2026	16,000,000	172,919,855
Less:
Redemptions	(12,076,077)	(131,489,166)
Accretion of carrying value to redemption value	—	(3,372,652)
Plus:
Class A Ordinary Shares issuance costs	—	4,816,355
Class A Ordinary Shares subject to possible redemption, June 30, 2026	3,923,923	$42,874,392

Recent Accounting Pronouncements

In November 2024, the FASB issued Accounting Standards Update (“ASU”) Topic 2024-03, “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” (“ASU 2024-03”) requiring public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2024-03.

Management does not believe that any other recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the accompanying unaudited condensed consolidated financial statements.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the accounting and disclosure rules and regulations of the SEC.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, MAC I Merger Sub Inc. All intercompany transactions have been eliminated.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, as amended, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that, when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the accompanying consolidated financial statements with another public company that is neither an (i) emerging growth company nor (ii) emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses at the date of the accompanying consolidated financial statements. Actual results could differ from those estimates.

Making estimates requires Management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the accompanying consolidated financial statements, which Management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $32,075 and $878,254 in cash and no cash equivalents as of December 31, 2025 and 2024, respectively.

Marketable Securities and Cash Held in Trust Account

At December 31, 2025 and 2024, substantially all of the assets held in the Trust Account were held in money market funds that were invested in Treasury securities. The Company accounts for its marketable securities as trading securities under FASB ASC Topic 320, “Investments — Debt and Equity Securities,” where securities are presented at fair value on the accompanying consolidated balance sheets. Trading securities are presented on the accompanying consolidated balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in the Trust Account are included in dividends and interest earned on marketable securities and cash held in Trust Account in the accompanying consolidated statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information. Fair values of these investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets.

Everli Note

On May 30, 2025, we entered into the First Everli Note with Everli and the Pledging Stockholder for a principal amount of up to $300,000. The First Everli Note bore interest at an annual compounded rate of 17.5% and was secured by a continuing security interest in all of Everli’s and its subsidiaries’ property and assets, and a pledge of equity interests by the Pledging Stockholder as collateral. The principal and accrued interest of the First Everli Note was due and payable on the earliest of: (i) July 29, 2025, if the Term Sheet (as defined in the First Everli Note) was terminated by our Company in our sole discretion; (ii) five (5) business days after any other termination of the Term Sheet in accordance with the terms thereof; (iii) five (5) business days after the termination of a definitive agreement for a Business Combination transaction involving us and Everli; and (iv) five (5) business days after Everli’s receipt of at least an aggregate of $5,000,000 in proceeds under a $10 million senior secured convertible loan as contemplated under the Term Sheet.

On August 18, 2025, the First Everli Note was amended and restated to, among other things, amend the principal amount of the First Everli Note up to $1,000,000, including an OID of ten percent (10%). On September 12, 2025, the First Everli Note was further amended to increase the principal amount to up to $1,250,000. On September 29, 2025, the First Everli Note was further amended to increase the principal amount to up to $3,250,000. On March 30, 2026, the Second Everli Note was further amended to increase the principal amount to up to $3,611,111. As of December 31, 2025 and December 31, 2024, Everli had borrowed $3,250,000 and $0, respectively (via cash borrowings and the payment of multiple invoices by us for Everli), under the First Everli Note, as amended, and had an outstanding balance of $3,805,862 (including interest) and $0, respectively, on the accompanying consolidated balance sheets.

The Company complies with the requirements of FASB ASC Topic 835, “Interest,” (“ASC 835”) and reports accrued interest and the amortization of the original issue discounts on the accompanying consolidated statements of operations as “interest due from Everli” and reports the loan amount and unpaid interest as “due from Everli” on the accompanying consolidated balance sheets. For the year ended December 31, 2025, the Company recognized $555,862, in amortized OID and accrued interest on the accompanying consolidated statements of operations.

On October 21, 2025, Everli entered into a secured promissory note and pledge agreement in the principal amount of up to $7,500,000 issued to Melar Capital Group LLC, an affiliate of the Sponsor (“MCG”), by Everli on October 21, 2025 (the “Second Everli Note,” and together with the First Everli Note, the “Everli Notes”) for the aggregate principal amount of $7,500,000, which includes a $750,000 OID. The Second Everli Note bears interest at 17.5% per annum and is secured by the assets of Everli and its subsidiaries. The principal under the Everli Notes satisfied the $10,000,000 Bridge Financing (as defined in the Everli Merger Agreement) requirement as provided in the Everli Merger Agreement. The principal and accrued interest of the Second Everli Note shall be due and payable on the twelfth-month anniversary of the issuance date of the note. MCG has a right to convert any outstanding balance under the Second Everli Note into fully paid and nonassessable shares of Melar’s Class A Common Stock at a rate set forth in the Second Everli Note at any time or times on or after the Everli Business Combination. Melar was a signatory to the Second Everli Note to acknowledge, among other things, the conversion right and the parity of the security interest granted under the First Everli Note and the security interest granted under the Second Everli Note. The Second Everli Note creates no direct financial obligation or an off-balance sheet arrangement for us. As of December 31, 2025 and the period from March 11, 2024 (inception) through December 31, 2024, Everli had borrowed $3,250,000 and $0, respectively, under the Second Everli Note.

Offering Costs

The Company complies with the requirements of the FASB ASC Topic 340-10-S99, “Accounting for Offering Costs”, and SEC Staff Accounting Bulletin Topic 5A, “Expenses of Offering.” Offering costs consist principally of professional and registration fees that are related to the Initial Public Offering. FASB ASC Topic 470-20, “Debt with Conversion and Other Options,” addresses the allocation of proceeds from the issuance of convertible debt into its equity and debt components. The Company applied this guidance to allocate Initial Public Offering proceeds from the Units between Public Shares and Public Warrants, using the residual method by allocating Initial Public Offering proceeds first to assigned value of the Public Warrants and then to the Public Shares. Offering costs allocated to the Public Shares were charged to temporary equity. Offering costs allocated to the Warrants were charged to shareholders’ deficit. After Management’s evaluation, the Warrants were accounted for under equity treatment.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC Topic 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying consolidated balance sheets, primarily due to its short-term nature.

Net Income per Ordinary Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of Ordinary Shares, the (i) Class A Ordinary Shares and (ii) Company’s Class B ordinary shares, par value $0.0001 per share (the “Class B Ordinary Shares,” and together with the Class A Ordinary Shares, the “Ordinary Shares”). Income and losses are shared pro rata between the two classes of Ordinary Shares. This presentation assumes a Business Combination as the most likely outcome. Net income per Ordinary Share is calculated by dividing the net income by the weighted average Ordinary Shares outstanding for the respective period.

The calculation of diluted net income per Ordinary Share does not consider the effect of the Warrants issued in connection with the Initial Public Offering and the Private Placement to purchase an aggregate of 5,000,000 Class A Ordinary Shares in the calculation of diluted income per Ordinary Share, because their exercise is contingent upon future events. Accretion associated with the redeemable Class A Ordinary Shares is excluded from earnings per Ordinary Share as the redemption value approximates fair value. The Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into Ordinary Shares and then share in the earnings of the Company.

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per Ordinary Share for each class of Ordinary Shares:

	For the Year Ended December 31, 2025		For the Period from March 11, 2024 (Inception) Through December 31, 2024
	Redeemable Class A Shares	Non- Redeemable Class B Shares	Redeemable Class A Shares	Non- Redeemable Class B Shares
Basic net income per Ordinary Share:
Numerator:
Allocation of net income, basic	$4,099,178	$1,440,252	$2,764,139	$1,445,200
Denominator:
Basic weighted average Ordinary Shares outstanding	16,000,000	5,621,622	10,522,034	5,501,329
Basic net income per Ordinary Share	$0.26	$0.26	$0.26	$0.26
	For the Year Ended December 31, 2025		For the Period from March 11, 2024 (Inception) Through December 31, 2024
	Redeemable Class A Shares	Non- Redeemable Class B Shares	Redeemable Class A Shares	Non- Redeemable Class B Shares
Diluted net income per Ordinary Share:
Numerator:
Allocation of net income, diluted	$4,099,178	$1,440,252	$2,747,800	$1,461,539
Denominator:
Diluted weighted average Ordinary Shares outstanding	16,000,000	5,621,622	10,522,034	5,596,611
Diluted net income per Ordinary Share	$0.26	$0.26	$0.26	$0.26

Income Taxes

The Company accounts for income taxes under FASB ASC Topic 740, “Income Taxes” (“ASC 740”), which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statements and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statements recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. Management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of December 31, 2025 and 2024, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the accompanying consolidated statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period.

Derivative liabilities are classified in the accompanying consolidated balance sheets as current or non-current based on whether or not net cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date. The Over-Allotment Option was deemed to be a freestanding financial instrument indexed on the contingently redeemable Public Shares and was accounted for as a liability pursuant to ASC 480.

Warrant Instruments

The Company accounts for Warrants as either equity — classified or liability — classified instruments based on an assessment of the Warrant’s specific terms and applicable authoritative guidance in ASC 480 and ASC 815. The assessment considers whether the Warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the Warrants meet all of the requirements for equity classification under ASC 815, including whether the Warrants are indexed to the Ordinary Shares and whether the Warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of Warrant issuance and as of each subsequent quarterly period end date while the Warrants are outstanding.

For issued or modified Warrants that meet all of the criteria for equity classification, the Warrants are required to be recorded as a component of additional paid — in capital at the time of issuance. For issued or modified Warrants that do not meet all the criteria for equity classification, the Warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Accordingly, as of the date of issuance, the Company evaluated and classified the Warrant instruments under equity treatment at its assigned fair value.

Class A Ordinary Shares Subject to Possible Redemption

The Public Shares contain a redemption feature that allows for the redemption of such Public Shares in connection with the Company’s liquidation, or if there is a shareholder vote or tender offer in connection with the initial Business Combination. In accordance with FASB ASC Topic 480-10-S99, “Distinguishing Liabilities from Equity,” the Company classifies Class A Ordinary Shares subject to redemption outside of permanent deficit as the redemption provisions are not solely within the control of the Company. The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of redeemable shares to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable Class A Ordinary Shares resulted in charges against additional paid-in capital (to the extent available) and an accumulated deficit. Accordingly, as of December 31, 2025 and 2024, Class A Ordinary Shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the accompanying consolidated balance sheets. As of December 31, 2025 and 2024, the Class A Ordinary Shares subject to redemption reflected in the accompanying consolidated balance sheets are reconciled in the following table:

	Shares	Amount
Gross proceeds	16,000,000	$160,000,000
Less:
Proceeds allocated to Public Warrants	—	(2,080,000)
Proceeds allocated to the Over-Allotment Option	—	(169,119)
Class A Ordinary Shares issuance costs	—	(10,024,214)
Plus:
Accretion of carrying value to redemption value	—	16,680,349
Class A Ordinary Shares subject to possible redemption, December 31, 2024	16,000,000	164,407,016
Plus:
Accretion of carrying value to redemption value	—	6,998,961
Class A Ordinary Shares subject to possible redemption, December 31, 2025	16,000,000	$171,405,977

Recent Accounting Pronouncements

In November 2024, the FASB issued Accounting Standards Update (“ASU”) Topic 2024-03, “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” (“ASU 2024-03”) requiring public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2024-03.

Management does not believe that any other recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the accompanying consolidated financial statements.